Restricted Stocks (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation, Restricted Shares

Number of Shares

Granted but not issued at June 30, 2013	338,368

Issued during quarter ended September 30, 2013	-
Granted during quarter ended September 30, 2013	170,632

Granted but not issued at September 30, 2013	509,000

Number of Share
Granted but not issued at June 30, 2012	-

Issued during fiscal year ended June 30, 2012	-
Granted during fiscal year ended June 30, 2012	338,368
Granted but not issued at June 30, 2013	338,368